Discontinued operations - Disposal of YV Live business and Huya operations and cash flow (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Operating expenses
Net (loss) income	¥ 9,849,538	$ 1,509,507	¥ 4,243,507	¥ 1,497,986
Net Cash Provided by (Used in) Discontinued Operations [Abstract]
Net cash provided by discontinuing operating activities	3,442,891	527,646	5,812,919	4,627,131
Net cash (used in) provided by discontinued investing activities	643,857	98,675	(3,877,752)	(4,496,706)
Net cash provided by discontinued financing activities	8,591	$ 1,317	2,123,532	4,126,861
YY Live
Operating expenses
Net (loss) income	3,335,057		3,775,334	3,435,675
Huya
Operating expenses
Net (loss) income	6,514,481		468,173	(1,937,689)
Held for sale | YY Live
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Total net revenues	9,950,286		10,962,538	10,272,696
Cost of revenues	(5,342,372)		(5,703,255)	(5,357,786)
Gross profit	4,607,914		5,259,283	4,914,910
Operating expenses
Research and development expenses	(362,406)		(393,100)	(412,046)
Sales and marketing expenses	(581,091)		(506,605)	(498,211)
General and administrative expenses	(152,866)		(198,450)	(203,678)
Total operating expenses	(1,096,363)		(1,098,155)	(1,113,935)
Other income	166,272		203,408	67,018
Operating income	3,677,823		4,364,536	3,867,993
Interest income and investment income	2,899		2,455	1,565
Income before income tax expenses	3,680,722		4,366,991	3,869,558
Income tax expenses	(345,665)		(591,657)	(433,883)
Net (loss) income	3,335,057		3,775,334	3,435,675
Net Cash Provided by (Used in) Discontinued Operations [Abstract]
Net cash provided by discontinuing operating activities	3,306,835		3,857,386	3,909,671
Net cash (used in) provided by discontinued investing activities	47,139		(192,781)	(27,158)
Held for sale | YY Live | Live streaming
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Total net revenues	9,664,816		10,721,295	10,073,347
Held for sale | YY Live | Others
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Total net revenues	285,470		241,243	199,349
Held for sale | Huya
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Total net revenues	2,411,948		8,374,358	4,661,385
Cost of revenues	(1,938,713)		(6,892,436)	(3,933,647)
Gross profit	473,235		1,481,922	727,738
Operating expenses
Research and development expenses	(156,776)		(508,714)	(265,152)
Sales and marketing expenses	(106,568)		(438,396)	(187,152)
General and administrative expenses	(145,625)		(352,824)	(287,710)
Total operating expenses	(408,969)		(1,299,934)	(740,014)
Other income	11,327		79,390	38,938
Operating income	75,593		261,378	26,662
Interest income and investment income	85,740		304,491	156,549
Foreign currency exchange gains (losses), net	(1,425)		1,157	51
Gain on fair value changes of investments	2,160
Fair value change on derivatives				(2,285,223)
Other non-operating expenses	(10,010)
(Loss) income before income tax expenses	152,058		567,026	(2,101,961)
Income tax benefits (expenses)	(37,556)		(96,078)	50,943
Net (loss) income	114,502		470,948	(2,051,018)
Share of income in equity method investments, net of income taxes	(1,013)		(2,775)	113,329
Gain on disposal, net of tax	6,400,992
Net (loss) income	6,514,481		468,173	(1,937,689)
Net Cash Provided by (Used in) Discontinued Operations [Abstract]
Net cash provided by discontinuing operating activities	136,056		1,955,533	717,460
Net cash (used in) provided by discontinued investing activities	596,718		(3,684,971)	(4,469,548)
Net cash provided by discontinued financing activities	8,591		2,123,532	4,126,861
Held for sale | Huya | Live streaming
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Total net revenues	2,274,490		7,976,214	4,442,845
Held for sale | Huya | Others
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Total net revenues	¥ 137,458		¥ 398,144	¥ 218,540